Statements of financial position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash	$ 18,819	$ 4,415
Gold bullion (note 6)	5,338,628	3,437,765
Silver bullion (note 6)	3,709,849	1,572,638
Prepaid assets	238	97
Total assets	9,067,534	5,014,915
Liabilities
Accounts payable	2,524	2,413
Total liabilities	2,524	2,413
Equity
Unitholders’ capital	2,779,630	2,903,070
Unit premiums and reserves	170	161
Retained earnings (deficit)	6,288,500	2,112,544
Underwriting commissions and issue expenses	(3,290)	(3,273)
Total equity (note 7)	9,065,010	5,012,502
Total liabilities and equity	$ 9,067,534	$ 5,014,915
Total equity per Unit	$ 47.48	$ 25.00